Share Capital and additional paid-in capital and dividends (Details) - USD ($)	1 Months Ended		6 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2025	Aug. 12, 2025
Share Capital and additional paid-in capital and dividends
Dividend paid	$ 10,300,000	$ 11,300,000	$ 21,570,052
Dividend paid per share	$ 0.32	$ 0.35	$ 0.67
Number of shares outstanding				32,194,108
Number of treasury shares				695,892